Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Basis of presentation
Number of wireless connections		5,000,000
Wireline and Cable connections		1,200,000
Service		$ 4,050	$ 4,356	$ 4,338
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities		85	95	113
Advertising costs		$ 263	268	228
U.S. Cellular
Basis of presentation
TDS ownership of U.S. Cellular		83.00%
Agent liability		$ 57	76
Service	[1]	$ 3,081	3,384	$ 3,407
U.S. Cellular | Loyalty Rewards Program
Basis of presentation
Service			$ 58

[1]	Equipment installment plan interest income is reflected as a component of Service revenues consistent with an accounting policy change effective January 1, 2017. All numbers have been recast to conform to this accounting change. See Note 21 — Retrospective Application of Change in Accounting Policy for additional details.